Other Current Assets - Schedule of Other Current Assets (Details) - ILS (₪) ₪ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Other Current Assets [Abstract]
Governmental institutions		₪ 225	₪ 996
Prepaid expenses		269	484
Proceeds from issuance of ADSs	[1]	1,076
Other		116	29
Other current assets		₪ 1,686	₪ 1,509

[1]	Relates to SEPA advance notice under the equity line, the amount were received in cash on January 2, 2025.